Organization and Summary of Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Lesser of lease term or life of improvements